Consolidated Statements of Changes in Equity - BRL (R$) R$ in Millions		Issued capital [member]		Capital reserve [member]	Net income reserves [member]	Retained earnings [member]	Carrying value adjustments [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2017		R$ 57,614.1		R$ 54,701.0	R$ 8,597.2	R$ (355.4)	R$ (74,966.6)	R$ 45,590.3	R$ 1,973.9	R$ 47,564.2
Statement Line Items [Line Items]
Net Income						10,995.0		10,995.0	352.7	11,347.7
Gains/(losses) on translation of foreign operations							1,643.7	1,643.7	122.9	1,766.6
Cash flow hedges							495.9	495.9	(2.2)	493.7
Actuarial gains/(losses)							24.8	24.8	0.9	25.7
Total comprehensive income						10,995.0	2,164.4	13,159.4	474.3	13,633.7
Capital increase		96.1		(89.9)				6.2	96.9	103.1
Effect of application of IAS 29 (hyperinflation)	[1]			(8.2)		3,544.1	258.2	3,794.1	(2.4)	3,791.7
Gains/(losses) on controlling interest	[2]						1,042.5	1,042.5	(1,088.5)	(46.0)
Tax on deemed dividends							(7.4)	(7.4)		(7.4)
Dividends paid						(2,515.1)		(2,515.1)	(247.4)	(2,762.5)
Interest on shareholders’ equity						(5,030.5)		(5,030.5)		(5,030.5)
Purchase of shares and result from treasury shares				12.3				12.3		12.3
Share-based payments				166.1				166.1		166.1
Prescribed/(complement) dividends						30.1		30.1		30.1
Reversal effects of revaluation of property, plant and equipment based on the predecessor basis of accounting (Note 22)						75.9	(75.9)
Fiscal incentive reserve					1,331.5	(1,331.5)
Investments reserve					5,412.6	(5,412.6)
Balance at Dec. 31, 2018		57,710.2		54,781.3	15,341.3		(71,584.8)	56,248.0	1,206.8	57,454.8
Statement Line Items [Line Items]
Net Income						11,780.0		11,780.0	408.4	12,188.4	[3],[4]
Gains/(losses) on translation of foreign operations							(505.8)	(505.8)	(16.7)	(522.5)
Cash flow hedges							(132.2)	(132.2)	1.0	(131.2)
Actuarial gains/(losses)							(104.8)	(104.8)	(1.5)	(106.3)
Total comprehensive income						11,780.0	(742.8)	11,037.2	391.2	11,428.4
Capital increase		156.6	[5]	(143.8)				12.8		12.8
Effect of application of IAS 29 (hyperinflation)	[1]					1,430.3		1,430.3	(2.8)	1,427.5
Gains/(losses) on controlling interest							(0.5)	(0.5)	78.8	78.3
Tax on deemed dividends							(4.6)	(4.6)		(4.6)
Dividends paid									(396.0)	(396.0)
Interest on shareholders’ equity						(7,717.4)		(7,717.4)		(7,717.4)
Purchase of shares and result from treasury shares				(28.9)				(28.9)		(28.9)
Share-based payments				202.9				202.9		202.9
Prescribed/(complement) dividends						28.2		28.2		28.2
Reversal effects of revaluation of property, plant and equipment based on the predecessor basis of accounting (Note 22)						11.8	(11.8)
Fiscal incentive reserve					1,352.1	(1,352.1)
Investments reserve					4,180.8	(4,180.8)
Options granted on subsidiaries							70.0	70.0		70.0
Balance at Dec. 31, 2019		57,866.8	[6]	54,811.5	20,874.2		(72,274.5)	61,278.0	1,278.0	62,556.0
Statement Line Items [Line Items]
Net Income						11,379.4		11,379.4	352.5	11,731.9
Gains/(losses) on translation of foreign operations							7,493.1	7,493.1	193.1	7,686.2
Cash flow hedges							99.4	99.4	2.0	101.4
Actuarial gains/(losses)							(252.3)	(252.3)	(5.7)	(258.0)
Total comprehensive income						11,379.4	7,340.2	18,719.6	541.9	19,261.5
Capital increase		32.3	[5]	(32.3)
Effect of application of IAS 29 (hyperinflation)	[1]					1,344.9		1,344.9	(2.5)	1,342.4
Gains/(losses) on controlling interest							0.4	0.4	0.5	0.9
Tax on deemed dividends							(5.9)	(5.9)		(5.9)
Dividends paid						(1,206.9)		(1,206.9)	(482.4)	(1,689.3)
Interest on shareholders’ equity						(6,509.5)		(6,509.5)		(6,509.5)
Purchase of shares and result from treasury shares				13.5				13.5		13.5
Share-based payments				192.9				192.9		192.9
Prescribed/(complement) dividends						26.1		26.1		26.1
Reversal effects of revaluation of property, plant and equipment based on the predecessor basis of accounting (Note 22)						11.8	(11.8)
Fiscal incentive reserve					1,332.8	(1,332.8)
Investments reserve					3,713.0	(3,713.0)
Options granted on subsidiaries							(37.4)	(37.4)		(37.4)
Balance at Dec. 31, 2020		R$ 57,899.1	[6]	R$ 54,985.6	R$ 25,920.0		R$ (64,989.0)	R$ 73,815.7	R$ 1,335.5	R$ 75,151.2

[1]	As described in Note 1 (b) Application of inflation accounting and Financial Reporting in Hyperinflationary Economies.
[2]	Of this amount, R$1,035.2 refers to the renegotiation of the shareholders' agreement from Tenedora to acquire 30% of the issued capital as at January 18, 2018.
[3]	2019 restated to reflect the change in accounting policy, as Note 3.
[4]	2019 restated to reflect the change in accounting policy, as Note 3.
[5]	Capital increase related to the issue of shares.
[6]	The capital stock is totally subscribed and paid up.